LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
LINE OF CREDIT

NOTE 8 – LINE OF CREDIT

As of May 5, 2019, the Company is party to a revolving line of credit from a lender allowing for borrowings up to $400,000. The line of credit matures on May 5, 2022 and is reflected as non-current on the balance sheet. Advances under the line bear interest at the rate of 3.75 percent per annum. As of March 31, 2020, and 2019 the line of credit had a balance of $398,470, respectively; and accrued interest of $20,844 and $5,778, respectively.

NOTE 8 – LINE OF CREDIT

As of May 5, 2019, the Company is party to a revolving line of credit from a lender allowing for borrowings up to $400,000. The line of credit matures on May 5, 2022 and is reflected as non-current on the balance sheet. Advances under the line bear interest at the rate of 3.75 percent per annum. As of December 31, 2019, and 2018, the line of credit had a balance of $398,470 and $143,470, respectively; and accrued interest of $17,037 and $2,051, respectively.